Income Taxes - Components of Loss Before Income Tax Expense by Domestic and Foreign Jurisdictions (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income Before Taxes	$ (14,521)	$ (9,635)	$ (5,931)	$ (8,300)	$ (3,283)	$ (7,730)	$ (4,912)	$ (5,279)	$ (4,191)	$ (19,156)	$ (11,583)	$ (27,149)	$ (22,112)	$ (18,539)
United States
Income Before Taxes												(20,547)	(17,333)	(18,757)
Foreign
Income Before Taxes												$ (6,602)	$ (4,779)	$ 218